Commitments	12 Months Ended
Jun. 30, 2022
Commitments
Commitments

35 Commitments

(a) Capital commitments outstanding as at June 30, 2021 and 2022 not provided for in the financial statements were as follows:

	As at June 30,
	2021	2022
	RMB’000	RMB’000
Contracted purchase of software	5,182	1,000
Contracted purchase of property	101,779	—
Contracted purchase of construction projects	—	830,573
Contracted purchase of property improvements	21,679	—
Contracted for	128,640	831,573
Authorized but not contracted for	—	11,279
Total	128,640	842,852